INCOME TAXES - EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.30%	16.40%	6.40%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(10.30%)	(11.20%)	(5.90%)
Change in tax rates and imposition of new tax legislation	(4.30%)	0.00%	0.00%
Other	(0.50%)	0.60%	0.00%
Effective income tax rate	2.20%	5.80%	0.50%